Deferred revenues (Tables)	12 Months Ended
Dec. 31, 2022
Deferred revenues [Abstract]
Schedule of liabilities related to assets held to sale
		As of December 31,
	Note	2022	2021
Sale and Leaseback	1.4	3	68
Rental of spaces in stores (i)		259	233
Checkstand (ii)		45	41
Commercial agreement – payroll (iii)		39	-
Gift card and others		1	2
Marketing		12	12
Total		359	356
Current		328	356
Non-current		31	-